Investment in Associate	12 Months Ended
Jun. 30, 2024
Investment in Associate [Abstract]
INVESTMENT IN ASSOCIATE

13.    INVESTMENT IN ASSOCIATE

	30 June 2024 $	30 June 2023 $
Investments in associates	343,239	—

a)      Investment details

	30 June 2024%	30 June 2023%
Percentage held at reporting date – EV Resources(i)	20%	—

(i)      On 29 February 2024 upon completion of the Transaction, European Lithium Ltd transferred to the Group a 20% interest in EV Resources GmbH (previously Jadar Lithium GmbH), the holder of the Weinebene and Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project. The initial investment was valued at $345,502 upon completion of the Transaction based on the carrying value of the investments in the accounts of European Lithium Ltd at the date of the transfer.

b)      Movement in the carrying amount of the investment in associates

	30 June 2024 $	30 June 2023 $
Balance at beginning of period	—	—
Initial investment	345,502	—
Share of net losses recognised during the year	(2,263)	—
Balance at end of period	343,239	—

c)      Summarised financial information based on unaudited accounts

EV Resources GmbH

	30 June 2024 $	30 June 2023 $
Current assets	3,415	—
Non-current assets	300,384	—
Current liabilities	(431,372)	—
Non-current liabilities	—	—
Equity	(127,573)	—

EV Resources GmbH has no contingent liabilities, capital commitments or bank guarantees on issue as at 30 June 2024.

	30 June 2024 $	30 June 2023 $
Revenue and other income	—	—
Depreciation	—	—
Loss before tax	(11,315)	—
Income tax expense	—	—
Loss for the year	(11,315)	—
Total comprehensive (loss) for the year	—	—
Group’s share of (loss) for the year	(2,263)	—

d)      Impairment assessment

The carrying amount of the investments in associates were assessed for impairment at 30 June 2024. As at 30 June 2024, management are of the view that no indication of impairment at the reporting date.